NOTE 13 - SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment information for 2012 and 2011 are as follows:

	Net Sales		Income From Operations
Segment	2012	2011	2012	2011
Aerospace	$75,282	$57,918	$6,466	$4,093
Industrial	31,186	28,715	3,686	2,293
Consolidated	$106,468	$86,633	$10,152	$6,386
	Assets		Income Before Income Taxes
	2012	2011	2012	2011
Aerospace	$79,300	$52,262	$5,499	$3,420
Industrial	22,822	13,791	3,564	1,959
Consolidated	$102,122	$66,053	$9,063	$5,379
	Capital Expenditures		Depreciation and Amortization
	2012	2011	2012	2011
Aerospace	$10,587	$2,466	$2,819	$2,256
Industrial	3,587	1,246	870	655
Consolidated	$14,174	$3,712	$3,689	$2,911
	Interest Expense
	2012	2011
Aerospace	$919	$811
Industrial	298	204
Consolidated	$1,217	$1,015